Cover	Apr. 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 02, 2024
Entity Registrant Name	WAITR HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37788
Entity Tax Identification Number	26-3828008
Entity Address, Postal Zip Code	70501
City Area Code	337
Local Phone Number	534-6881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001653247
Amendment Flag	false